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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street, Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kimberly Voss                Boston, MA          2/12/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: 144,873
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- -------- -------- ------
ABBOTT LABORATORIES            COMMON      002824100    2,200   55,000   SH              SOLE               55,000
ADOLPH COORS CO                COMMON      217016104    2,119   34,600   SH              SOLE               34,600
AETNA INC                      COMMON      00817Y108    1,702   41,400   SH              SOLE               41,400
AIR PRODUCTS & CHEMICALS       COMMON      009158106    2,351   55,000   SH              SOLE               55,000
ALLSTATE CORP                  COMMON      020002101    5,064  136,900   SH              SOLE              136,900
AMDOCS LIMITED                 COMMON      G02602103    1,228  125,000   SH              SOLE              125,000
AMERICAN INTL GROUP INC        COMMON      026874107    3,182   55,000   SH              SOLE               55,000
AMGEN INC                      COMMON      031162100    2,175   45,000   SH              SOLE               45,000
ANTHEM INC                     COMMON      03674B104    1,887   30,000   SH              SOLE               30,000
AOL-TIME WARNER INC            COMMON      00184A105    1,769  135,000   SH              SOLE              135,000
BANK OF AMERICA                COMMON      060505104    4,160   59,800   SH              SOLE               59,800
BLOCKBUSTER INC                COMMON      093679108    1,284  104,800   SH              SOLE              104,800
BRISTOL-MYERS SQUIBB           COMMON      110122108    4,243  183,300   SH              SOLE              183,300
BROADCOM CORP                  COMMON      111320107      452   30,000   SH              SOLE               30,000
BUSINESS OBJECTS S. A.         COMMON      12328X107      822   54,800   SH              SOLE               54,800
CITIGROUP INC                  COMMON      172967101    2,766   78,600   SH              SOLE               78,600
CLEAR CHANNEL                  COMMON      184502102    2,983   80,000   SH              SOLE               80,000
COLUMBIA/HCA HEALTHCARE        COMMON      404119109    5,204  125,400   SH              SOLE              125,400
CR BARD INC                    COMMON      067383109    4,222   72,800   SH              SOLE               72,800
EXXON MOBIL CORP               COMMON      30231G102    3,581  102,500   SH              SOLE              102,500
FISHER SCIENTIFIC INTL         COMMON      338032204    4,482  149,000   SH              SOLE              149,000
GENENTECH INC                  COMMON      368710406    2,819   85,000   SH              SOLE               85,000
GENERAL DYNAMICS               COMMON      369550108    4,072   51,300   SH              SOLE               51,300
GENERAL ELECTRIC CO            COMMON      369604103    4,870  200,000   SH              SOLE              200,000
GENZYME GENERAL DIVISION       COMMON      372917104    2,366   80,000   SH              SOLE               80,000
GTECH HLDGS CORP               COMMON      400518106    2,229   80,000   SH              SOLE               80,000
HOLLYWOOD ENTERTAINMENT        COMMON      436141105    2,608  172,700   SH              SOLE              172,700
INTERNATIONAL RECTIFIER        COMMON      460254105       26      594   SH     PUT      SOLE                  594
INTL BUSINESS MACHINE          COMMON      459200101    2,240   28,900   SH              SOLE               28,900
INTL PAPER CO                  COMMON      460146103    2,098   60,000   SH              SOLE               60,000
JANUS CAPITAL GROUP            COMMON      47102X105    2,091  160,000   SH              SOLE              160,000
KLA TENCOR                     COMMON      482480100    1,588   44,900   SH              SOLE               44,900
LANDRYS RESTAURANTS            COMMON      51508L103    1,805   85,000   SH              SOLE               85,000
LOCKHEED MARTIN CORP           COMMON      539830109    2,888   50,000   SH              SOLE               50,000
MBNA CORP                      COMMON      55262L100    2,758  145,000   SH              SOLE              145,000
MERRILL LYNCH                  COMMON      590188108    1,689   44,500   SH              SOLE               44,500
MGM MIRAGE                     COMMON      552953101    1,286   39,000   SH              SOLE               39,000
MICROSOFT CORP                 COMMON      594918104    3,619   70,000   SH              SOLE               70,000
MORGAN STANLEY                 COMMON      617446448    4,132  103,500   SH              SOLE              103,500
MYLAN LABORATORIES INC         COMMON      628530107    4,516  129,400   SH              SOLE              129,400
NEXTEL COMMUNICATIONS          COMMON      65332V103    2,772  240,000   SH              SOLE              240,000
ORACLE CORP                    COMMON      68389X105    2,483  229,900   SH              SOLE              229,900
OUTBACK STEAKHOUSE INC         COMMON      689899102    3,961  115,000   SH              SOLE              115,000
PACIFICARE HEALTH SYSTEMS      COMMON      695112102    2,712   96,500   SH              SOLE               96,500
PHILIP MORRIS COMPANIES        COMMON      02209S103    2,330   57,500   SH              SOLE               57,500
QUALCOMM INC                   COMMON      747525103    2,056   56,500   SH              SOLE               56,500
ROYAL DUTCH PETROLEUM          COMMON      780257804    4,006   91,000   SH              SOLE               91,000
SANDERS MORRIS HARRIS          COMMON      80000Q104      191   21,900   SH              SOLE               21,900
TENET HEALTHCARE CORP          COMMON      88033G100    1,581   96,400   SH              SOLE               96,400
TRAVELLERS PROP CASUALTY       COMMON      89420G109    1,612  110,000   SH              SOLE              110,000
UNION PACIFIC CORP             COMMON      907818108    2,994   50,000   SH              SOLE               50,000
UNITED POSTAL SERVICE          COMMON      911312106       27      423   SH     CALL     SOLE                  423
USA NETWORKS INC               COMMON      902984103    1,604   70,000   SH              SOLE               70,000
UTSTARCOM INC                  COMMON      918076100      769   38,800   SH              SOLE               38,800
VERIZON COMMUNICATIONS         COMMON      92343V104    2,027   52,300   SH              SOLE               52,300
VIACOM INC                     COMMON      925524308    4,125  101,200   SH              SOLE              101,200
WELLPOINT HLTH NETWORKS        COMMON      94973H108    2,049   28,800   SH              SOLE               28,800